Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Material income and expense [abstract]
Grant income	$ 209	$ 173
Other sundry income	1,578		$ 1
Other income	$ 1,787	$ 173	$ 1